Investment in joint ventures and associates - Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	₩ 1,335,167.0		₩ 993,291.0	₩ 806,360.0
Acquisition cost	1,131,865.0		1,210,083.0	974,968.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	69,689.0		132,228.0	101,077.0
Acquisition	143,345.0		400,172.0	552,368.0
Disposal/Reclassification	(222,922.0)		(165,042.0)	(274,498.0)
Dividends	(24,126.0)		(30,791.0)	(187,306.0)
Business combination				1,249.0
Change in capital	4,483.0		5,309.0	(5,959.0)
Ending	1,305,636.0	$ 1,036,055	1,335,167.0	993,291.0
Changes in investments in associates due to accounts transfer			70,120.0
W Service Networks Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	183.0		191.0	186.0
Acquisition cost	108.0		108.0	108.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	29.0		(4.0)	7.0
Dividends	(4.0)		(4.0)	(3.0)
Change in capital				1.0
Ending	208.0		183.0	191.0
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	9,423.0		8,125.0	6,845.0
Acquisition cost	3,313.0		3,313.0	3,313.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(3,714.0)		1,388.0	1,370.0
Dividends			(90.0)	(90.0)
Ending	5,709.0		9,423.0	8,125.0
Korea Finance Security Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	3,101.0		3,066.0	3,287.0
Acquisition cost	3,267.0		3,267.0	3,267.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(727.0)		35.0	(221.0)
Ending	2,374.0		3,101.0	3,066.0
Chin Hung International Inc.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				51,176.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others				(742.0)
Disposal/Reclassification				(50,411.0)
Change in capital				(23.0)
Saman Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				849.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others				(432.0)
Disposal/Reclassification				(466.0)
Change in capital				49.0
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	12,448.0		15,032.0	19,212.0
Acquisition cost	12,942.0		14,991.0	16,938.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	490.0		(637.0)	(2,240.0)
Disposal/Reclassification	(2,049.0)		(1,947.0)	(1,728.0)
Dividends				(212.0)
Ending	10,889.0		12,448.0	15,032.0
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	12,630.0		13,238.0	15,141.0
Acquisition cost	7,594.0		8,396.0	11,893.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(1,619.0)		3,520.0	1,240.0
Disposal/Reclassification	(801.0)		(3,497.0)	(492.0)
Dividends	(736.0)		(631.0)	(1,088.0)
Change in capital				(1,563.0)
Ending	9,474.0		12,630.0	13,238.0
K BANK Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	239,493.0		174,097.0	31,254.0
Acquisition cost	236,232.0		236,232.0	236,232.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	11,854.0		67,553.0	(18,334.0)
Acquisition				163,082.0
Change in capital	(3,558.0)		(2,157.0)	(1,905.0)
Ending	247,789.0		239,493.0	174,097.0
Smart Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning			1,481.0	2,764.0
Acquisition cost				2,915.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others			(797.0)	(1,283.0)
Disposal/Reclassification			(684.0)
Ending				1,481.0
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	345.0		2,788.0	3,323.0
Acquisition cost				2,100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	71.0		137.0	365.0
Disposal/Reclassification			(2,100.0)	(900.0)
Dividends	(177.0)		(480.0)
Ending	239.0		345.0	2,788.0
Well to Sea No.3 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				209,023.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others				87,180.0
Disposal/Reclassification				(117,170.0)
Dividends				(178,355.0)
Change in capital				(678.0)
Partner One Value Up I Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	6,576.0		9,816.0	9,908.0
Acquisition cost	5,039.0		5,039.0	10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(2,298.0)		2,521.0	(75.0)
Disposal/Reclassification			(4,961.0)
Dividends			(800.0)
Change in capital				(17.0)
Ending	4,278.0		6,576.0	9,816.0
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	11,153.0		9,756.0	4,576.0
Acquisition cost	7,556.0		9,736.0	9,756.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	1,312.0		1,417.0
Acquisition			5,040.0	5,720.0
Disposal/Reclassification	(2,180.0)		(5,060.0)	(540.0)
Ending	10,285.0		11,153.0	9,756.0
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	4,254.0		4,129.0	4,375.0
Acquisition cost	4,355.0		4,255.0	4,130.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	1.0
Acquisition	100.0		125.0	75.0
Disposal/Reclassification				(321.0)
Ending	4,355.0		4,254.0	4,129.0
Woori-Shinyoung Growth-Cap Private Equity Fund I
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	28,713.0		38,342.0	11,841.0
Acquisition cost	17,018.0		17,218.0	32,480.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	14,561.0		20,813.0	7,366.0
Acquisition			12,799.0	31,363.0
Disposal/Reclassification			(32,415.0)	(12,124.0)
Dividends			(10,826.0)	(104.0)
Ending	43,274.0		28,713.0	38,342.0
LOTTE CARD Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	458,295.0		422,832.0	409,444.0
Acquisition cost	346,810.0		346,810.0	346,810.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	58,400.0		39,301.0	19,692.0
Acquisition				810.0
Dividends	(12,960.0)		(10,374.0)	(5,710.0)
Change in capital	10,396.0		6,536.0	(1,404.0)
Ending	514,131.0		458,295.0	422,832.0
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	46,155.0		22,904.0	6,046.0
Acquisition cost	27,063.0		45,394.0	23,146.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(288.0)		1,002.0	(159.0)
Acquisition	536.0		25,246.0	17,017.0
Disposal/Reclassification	(18,867.0)		(2,997.0)
Ending	27,536.0		46,155.0	22,904.0
PCC-Woori LP Secondary Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	12,350.0		8,128.0	2,525.0
Acquisition cost	10,440.0		10,100.0	7,575.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	674.0		1,697.0	554.0
Acquisition	3,440.0		2,525.0	5,049.0
Disposal/Reclassification	(3,480.0)
Ending	12,984.0		12,350.0	8,128.0
Force TEC Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning			393.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	56.0		(393.0)	1,542.0
Change in capital	(56.0)			(1,149.0)
Ending				393.0
Changes in investments in associates due to accounts transfer	665.0		797.0
Cumulative changes in equity investments in associate due to accounts transfer	1,462.0
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	10,070.0		10,023.0
Acquisition cost	10,000.0		10,000.0	10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	173.0		47.0	23.0
Acquisition				100,000.0
Disposal/Reclassification				(90,000.0)
Ending	10,243.0		10,070.0	10,023.0
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	4,126.0		3,979.0
Acquisition cost			3,738.0	3,738.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(41.0)		147.0	241.0
Acquisition				4,084.0
Disposal/Reclassification	(3,738.0)			(346.0)
Dividends	(347.0)
Ending			4,126.0	3,979.0
Union Technology Finance Investment Association
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	12,388.0		4,485.0
Acquisition cost	14,637.0		12,750.0	4,500.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	187.0		(347.0)	(15.0)
Acquisition	2,250.0		8,250.0	4,500.0
Disposal/Reclassification	(363.0)
Ending	14,462.0		12,388.0	4,485.0
Godo Kaisha Oceanos 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	9,905.0		10,193.0	10,952.0
Acquisition cost	10,800.0		10,800.0	10,800.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	84.0		127.0	7.0
Dividends	(1,049.0)		(370.0)	(850.0)
Change in capital	(152.0)		(45.0)	84.0
Ending	8,788.0		9,905.0	10,193.0
Japanese Hotel Real Estate Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	3,196.0		3,234.0	3,291.0
Acquisition cost	3,174.0		3,291.0	3,291.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	194.0		237.0	283.0
Dividends	(299.0)		(201.0)	(154.0)
Change in capital	(236.0)		(74.0)	(186.0)
Ending	2,855.0		3,196.0	3,234.0
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning			6,076.0
Acquisition cost				6,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others				49.0
Acquisition				6,141.0
Disposal/Reclassification			(6,076.0)
Change in capital				(114.0)
Ending				6,076.0
Woori G Clean Energy No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning			1,024.0
Acquisition cost				1,015.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others				9.0
Acquisition			1,462.0	1,015.0
Disposal/Reclassification			(2,338.0)
Dividends			(148.0)
Ending				1,024.0
Woori Goseong Power EBL Private Special Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning			15,118.0
Acquisition cost				14,915.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others			227.0	611.0
Acquisition				14,915.0
Disposal/Reclassification			(15,118.0)
Dividends			(370.0)	(408.0)
Change in capital			143.0
Ending				15,118.0
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	7,551.0		5,613.0
Acquisition cost	9,791.0		7,513.0	5,590.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	246.0		124.0	97.0
Acquisition	2,312.0		1,935.0	5,591.0
Dividends	(235.0)		(121.0)	(75.0)
Ending	9,874.0		7,551.0	5,613.0
Portone-Cape Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	489.0		960.0
Acquisition cost	340.0		340.0	1,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(25.0)		189.0
Disposal/Reclassification			(660.0)
Business combination				960.0
Ending	464.0		489.0	960.0
Woori FirstValue Private Real Estate Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	763.0		2,130.0
Acquisition cost	9,000.0		9,000.0	9,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(6.0)		(637.0)	1,184.0
Disposal/Reclassification	(199.0)
Dividends			(730.0)
Change in capital				946.0
Ending	558.0		763.0	2,130.0
Woori Star50 Master Fund ClassC-F
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning			184.0
Acquisition cost				200.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others			(4.0)	(16.0)
Acquisition				200.0
Disposal/Reclassification			(180.0)
Ending				184.0
JC Assurance No.2 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	17,728.0		29,050.0
Acquisition cost	29,349.0		29,349.0	29,050.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(17,728.0)		(11,621.0)
Acquisition			299.0	29,050.0
Ending			17,728.0	29,050.0
Dream Company Growth no.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	7,914.0		7,705.0
Acquisition cost	7,412.0		7,706.0	7,705.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	418.0		680.0
Acquisition				7,705.0
Dividends	(471.0)		(471.0)
Ending	7,861.0		7,914.0	7,705.0
HMS-Oriens 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	12,007.0		12,000.0
Acquisition cost	12,000.0		12,000.0	12,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	1,245.0		7.0
Acquisition				12,000.0
Ending	13,252.0		12,007.0	12,000.0
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	73,787.0		93,474.0
Acquisition cost			70,988.0	91,092.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others			921.0	2,382.0
Acquisition			20,765.0	91,092.0
Disposal/Reclassification	(73,598.0)		(38,870.0)
Dividends	(189.0)		(2,503.0)
Ending			73,787.0	93,474.0
Woori Hanhwa Eureka Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	327.0		403.0	342.0
Acquisition cost			164.0	350.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(48.0)		138.0	61.0
Disposal/Reclassification	(164.0)		(214.0)
Dividends	(115.0)
Ending			327.0	403.0
WooriG Senior Loan General Type Private Investment Trust No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	88,029.0		52,045.0
Acquisition cost	80,268.0		87,382.0	51,959.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	3,788.0		2,959.0	343.0
Acquisition	14,073.0		38,757.0	51,959.0
Disposal/Reclassification	(20,322.0)		(3,060.0)
Dividends	(3,707.0)		(2,672.0)	(257.0)
Ending	81,861.0		88,029.0	52,045.0
Dicustody Co., Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	1.0
Acquisition cost	1.0		1.0
Changes in investments in associates and joint ventures [Abstract]
Acquisition			1.0
Ending	1.0		1.0
Woori Corporate Private Securities Fund 1 (Bond)
Changes in investments in associates and joint ventures [Abstract]
Acquisition			10,000.0
Disposal/Reclassification			(10,000.0)
Woori MultiReturn Securities Investment Trust 3 (Balanced Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	10,023.0
Acquisition cost			10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others			23.0
Acquisition			10,000.0
Disposal/Reclassification	(9,950.0)
Dividends	(73.0)
Ending			10,023.0
WOORI TAERIM 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	991.0		283.0
Acquisition cost	1,100.0		1,100.0	1,100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(3.0)		708.0	(6.0)
Business combination				289.0
Ending	988.0		991.0	283.0
KIWOOM WOORI Financial 1st Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	973.0		994.0
Acquisition cost	1,000.0		1,000.0	1,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(20.0)		(21.0)	(6.0)
Acquisition				1,000.0
Ending	953.0		973.0	₩ 994.0
DeepDive WOORI 2021-1 Financial Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	993.0
Acquisition cost	900.0		1,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(12.0)		(7.0)
Acquisition			1,000.0
Disposal/Reclassification	(100.0)
Dividends	(3.0)
Ending	878.0		993.0
Darwin Green Packaging Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	3,957.0
Acquisition cost	4,000.0		4,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	388.0		(43.0)
Acquisition			4,000.0
Dividends	(400.0)
Ending	3,945.0		3,957.0
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust [Member]
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	100.0
Acquisition cost	100.0		100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	2.0
Acquisition			100.0
Ending	102.0		100.0
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	99.0
Acquisition cost	100.0		100.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(2.0)		(1.0)
Acquisition			100.0
Ending	97.0		99.0
Woori Zip 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	10,496.0
Acquisition cost	9,254.0		10,143.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(138.0)		(26.0)
Acquisition			16,380.0
Disposal/Reclassification	(873.0)		(6,237.0)
Change in capital	(795.0)		379.0
Ending	8,690.0		10,496.0
Woori Zip 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	14,732.0
Acquisition cost	12,928.0		14,254.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(127.0)		(50.0)
Acquisition			22,883.0
Disposal/Reclassification	(1,309.0)		(8,628.0)
Change in capital	(1,116.0)		527.0
Ending	12,180.0		14,732.0
KUM HWA Co., Ltd.
Changes in investments in associates and joint ventures [Abstract]
Changes in investments in associates due to accounts transfer	0.2		2.0
Cumulative changes in equity investments in associate due to accounts transfer	2.0
Jinmyung Plus Co., Ltd.
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	10.0
Ending	10.0
Genesis Eco No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	11,120.0
Acquisition cost	12,000.0		11,805.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(99.0)		(685.0)
Acquisition	195.0		11,805.0
Ending	11,216.0		11,120.0
Paratus Woori Material Component Equipment joint venture company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	17,493.0
Acquisition cost	17,700.0		17,700.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(243.0)		(207.0)
Acquisition			17,700.0
Ending	17,250.0		17,493.0
Midas No. 8 Private Equity Joint Venture Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	18,968.0
Acquisition cost	18,735.0		19,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	275.0		(32.0)
Acquisition			19,000.0
Dividends	(530.0)
Ending	18,713.0		18,968.0
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning	151,822.0
Acquisition cost	110,000.0		150,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	2,312.0		1,822.0
Acquisition	50,000.0		150,000.0
Disposal/Reclassification	(90,137.0)
Dividends	(1,972.0)
Ending	112,025.0		151,822.0
Woori G Star Private Placement Investment Trust No.33 [FI]
Changes in investments in associates and joint ventures [Abstract]
Acquisition			20,000.0
Disposal/Reclassification			₩ (20,000.0)
IGEN2022No. 1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	7,822.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	650.0
Acquisition	8,000.0
Disposal/Reclassification	(475.0)
Dividends	(165.0)
Ending	8,010.0
Synaptic Green No.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	8,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(207.0)
Acquisition	8,000.0
Ending	7,793.0
Orchestra Private Equity Fund IV
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	9,878.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	197.0
Acquisition	10,000.0
Disposal/Reclassification	(122.0)
Dividends	(377.0)
Ending	9,698.0
Australia Green Energy 1st PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	4,913.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(55.0)
Acquisition	4,913.0
Ending	4,858.0
Woori Dyno 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(6.0)
Acquisition	2,000.0
Ending	1,994.0
Woori Star50 Feeder Fund(H)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	200.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(5.0)
Disposal/Reclassification	131.0
Ending	126.0
Woori Together TDF 2030
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(214.0)
Disposal/Reclassification	2,247.0
Ending	2,033.0
Woori Together TDF 2025
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	2,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(202.0)
Disposal/Reclassification	2,192.0
Ending	1,990.0
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	1,200.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(161.0)
Disposal/Reclassification	1,235.0
Ending	1,074.0
Koreawide partners 2nd Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	20,000.0
Changes in investments in associates and joint ventures [Abstract]
Acquisition	20,000.0
Ending	20,000.0
DS Power Semicon Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	3,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	245.0
Acquisition	3,000.0
Dividends	(269.0)
Ending	2,976.0
Woori Safe Plus General Type Private Investment Trust S8(Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	10,000.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	230.0
Acquisition	10,000.0
Dividends	(48.0)
Ending	10,182.0
STASSETS FUND III
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	1,500.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(270.0)
Acquisition	1,500.0
Ending	1,230.0
BTS 2nd Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost	3,026.0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others	(145.0)
Acquisition	3,026.0
Ending	2,881.0
Orient Shipyard Co., Ltd.
Changes in investments in associates and joint ventures [Abstract]
Changes in investments in associates due to accounts transfer	3,743.0
Cumulative changes in equity investments in associate due to accounts transfer	₩ 3,743.0